Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	000-53851
Entity Registrant Name	Mobivity Holdings Corp.
Entity Central Index Key	0001447380
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	26-3439095
Entity Address, Address Line One	3133 West Frye Road
Entity Address, Address Line Two	215
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	877
Local Phone Number	282-7660
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false